Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	METROPOLITAN WEST FUNDS
Prospectus Date	rr_ProspectusDate	Jun. 26, 2013
Document Creation Date	dei_DocumentCreationDate	Jun. 24, 2013